Loans and asset quality - Troubled Debt Restructuring (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($) contract
Other residential mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, modifications, number of contracts | contract	12	17
Financing receivable, troubled debt restructuring, premodification | $	$ 6	$ 4
Outstanding recorded investment post-modification | $	$ 6	$ 4
Financing receivable, troubled debt restructuring, subsequent default, number of contracts | contract	9
Financing receivable, troubled debt restructuring, subsequent default | $	$ 4
Wealth management loans and mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring, subsequent default, number of contracts | contract	1